Financial assets at fair value through other comprehensive income - Securities (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 128,014	R$ 128,014	R$ 108,555
Fair value adjustments (in stockholders' equity)		(6,848)	(2,849)
Fair value	121,052	121,052	105,622
Expected loss		(114)	(84)
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	58,300	58,300	46,723
Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	73,554	73,554	71,298
Fair value adjustments (in stockholders' equity)		(2,571)	(1,656)
Fair value	70,983	70,983	69,642
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	50,918	50,918	43,560
Brazilian government securities [member] | Other [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	36	36	36
Expected loss		(36)	(36)
Government Securities [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	38,397	38,397	30,507
Fair value adjustments (in stockholders' equity)		(486)	(313)
Fair value	37,910	37,910	30,194
Expected loss		(1)
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	6,662	6,662	2,385
Government Securities [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,791	2,791	409
Fair value adjustments (in stockholders' equity)		(11)	(4)
Fair value	2,780	2,780	405
Government Securities [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,766	1,766	1,942
Fair value adjustments (in stockholders' equity)		(284)	(95)
Fair value	1,482	1,482	1,847
Government Securities [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	18,358	18,358	19,885
Fair value adjustments (in stockholders' equity)		(129)	(151)
Fair value	18,229	18,229	19,734
Government Securities [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	9,104	9,104	4,520
Fair value adjustments (in stockholders' equity)		(49)	(2)
Fair value	9,055	9,055	4,518
Government Securities [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	760	760	1,028
Fair value adjustments (in stockholders' equity)		(3)	(6)
Fair value	757	757	1,022
Government Securities [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	3,362	3,362	1,516
Fair value adjustments (in stockholders' equity)		3	(57)
Fair value	3,364	3,364	1,459
Expected loss	(1)
Government Securities [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,356	1,356
Fair value adjustments (in stockholders' equity)		(11)
Fair value	1,345	1,345
Government Securities [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	900	900	1,207
Fair value adjustments (in stockholders' equity)		(2)	2
Fair value	898	898	1,209
Corporate Debt Securitie [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	16,027	16,027	6,714
Fair value adjustments (in stockholders' equity)		(3,791)	(880)
Fair value	12,159	12,159	5,786
Expected loss		(77)	(48)
Corporate Debt Securitie [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	707	707	57
Fair value adjustments (in stockholders' equity)		(8)	3
Fair value	695	695	57
Expected loss		(4)	(3)
Corporate Debt Securitie [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	8,571	8,571	1,629
Fair value adjustments (in stockholders' equity)		(3,686)	(886)
Fair value	4,885	4,885	743
Corporate Debt Securitie [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	373	373
Fair value adjustments (in stockholders' equity)		18
Fair value	390	390
Expected loss		(1)
Corporate Debt Securitie [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	714	714	132
Fair value adjustments (in stockholders' equity)			(1)
Fair value	714	714	131
Corporate Debt Securitie [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,231	1,231	392
Fair value adjustments (in stockholders' equity)		(3)	3
Fair value	1,183	1,183	351
Expected loss		(45)	(44)
Corporate Debt Securitie [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	4,418	4,418	4,498
Fair value adjustments (in stockholders' equity)		(112)	1
Fair value	4,279	4,279	4,498
Expected loss		(27)	(1)
Corporate Debt Securitie [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	13	13	6
Fair value	13	13	6
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients	R$ 720	R$ 720	R$ 778